RESTRUCTURING COSTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Liability beginning of period	$ 711,622	$ 0
Expenses	2,163,269	1,426,487
Payments	(2,581,409)	(714,865)
Liability end of period	$ 293,482	$ 711,622